Segment Reporting (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Total	$ 153,570,375	$ 63,039,616	$ 55,746,290
Unallocated assets
ASSETS
Total	2,618,053	11,270,378	4,321,677
Intersegment elimination
ASSETS
Total	(5,430,810)	(5,051,660)	0
Legacy YOD
ASSETS
Total	27,538,697	27,141,163	36,975,911
Wecast Services
ASSETS
Total	$ 128,844,435	$ 29,679,735	$ 14,448,702